Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash and equivalents	$ 495,939	$ 2,524,957
Accounts receivable, net	536,889	9,405,155
Prepaid expenses and other current assets	10,349,917	16,067,467
Prepaid income tax	1,169,394
Short-term deposits	701,491	125,298
Due from related parties	71,219	112,281
Total current assets	13,324,849	28,235,158
NON-CURRENT ASSETS
Property and equipment, net	2,820,225	2,523,181
Intangible assets, net	44,502,458	39,666,050
Right-of-use assets, net	110,897	144,901
Long-term deposits	145,596	213,047
Goodwill	60,040,024	82,244,248
Total non-current assets	107,619,200	124,791,427
TOTAL ASSETS	120,944,049	153,026,585
CURRENT LIABILITIES
Accounts payable	255,021	1,088,982
Taxes payable	774,634	339,350
Loan payable	188,908
Deferred revenue	485,697	393,615
Accrued liabilities and other current liabilities	1,015,249	1,271,087
Operating lease liabilities, current	56,761	47,537
Due to related parties	301,644	246,836
Total current liabilities	3,077,914	3,387,407
NON-CURRENT LIABILITIES
Deferred tax liabilities, net	5,889,078	6,412,919
Operating lease liabilities, non-current	54,136	97,364
Loans payable, non-current	2,333,831	2,070,563
Total non-current liabilities	8,277,045	8,580,846
TOTAL LIABILITIES	11,354,959	11,968,253
COMMITMENT AND CONTINGENCY
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.018, 312,500 shares authorized, no shares issued and outstanding
Additional paid in capital	158,055,715	81,902,805
Accumulated other comprehensive income (loss)	3,684,124	(1,061,958)
(Accumulated deficit) Retained earnings	(92,434,752)	8,872,207
Total Starbox Group Holdings Ltd.’s shareholders’ equity	69,843,152	89,793,925
Noncontrolling interest	39,745,938	51,264,407
TOTAL SHAREHOLDERS’ EQUITY	109,589,090	141,058,332
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	120,944,049	153,026,585
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	523,665	80,871
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 14,400